Dreyfus Institutional Preferred Money Market Funds
-Dreyfus Institutional Preferred Money Market Fund
-Hamilton Shares
-Institutional Shares

CitizensSelect Funds
-Dreyfus Institutional Preferred Treasury Securities Money Market Fund

Dreyfus Institutional Reserves Funds
-Dreyfus Institutional Preferred Government Money Market Fund
(collectively the "Funds")

Incorporated herein by reference are the As Revised prospectuses of the above referenced Funds dated August 1, 2016, As Revised October 10, 2016, filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on October 7, 2016 (SEC Accession No. 0001167368-16-000143).